As filed with the Securities and Exchange Commission on March 23, 2015

Registration File No. 333-167778
Registration File No. 811-22431

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A (Check appropriate box or boxes)
[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]	Pre-Effective Amendment No. ___
[X]	Post-Effective Amendment No. 15
and
[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 17

RiverPark Funds Trust
(Exact Name of Registrant as Specified in Charter)

156 West 56th Street, 17th Floor
New York, NY 10019
(Address of Principal Executive Offices – Number, Street, City, State, Zip Code)

 (212) 484-2100
(Registrant’s Telephone Number, including Area Code)

Morty Schaja
156 West 56th Street, 17th Floor
New York, NY 10019
(Name and Address – Number, Street, City, State, Zip Code – of Agent for Service)

Copies of all communications to:

Thomas R. Westle
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174

Approximate Date of Proposed Public Offering: As soon as practicable following the effective date.

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 14 filed February 23, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it had duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of March, 2015.

RIVERPARK FUNDS TRUST

/s/ Morty Schaja
Morty Schaja, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Morty Schaja	Trustee	March 23, 2015
Morty Schaja

/s/ Rami Abdel-Rahman	Principal Financial and	March 23, 2015
Rami Abdel-Rahman	Accounting Officer

/s/ Ira Balsam*	Trustee	March 23, 2015
Ira Balsam

/s/ Richard Browne*	Trustee	March 23, 2015
Richard Browne

/s/ Michael Cohen*	Trustee	March 23, 2015
Michael Cohen

/s/ Mitch Rubin*	Trustee	March 23, 2015
Mitch Rubin

* By Morty Schaja, Attorney-In-Fact under Powers of Attorney

/s/ Morty Schaja
Morty Schaja

INDEX TO EXHIBITS

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase